Fees Summary	Aug. 27, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	0
Total Transaction Valuation	0
Total Offset Amount	0
Net Fee	$ 0
Offering Table N/A
Offset Table N/A	N/A